Loans Receivable and Allowance for Loan Losses (Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months) (Details) (TDR's, Subsequently Defaulted [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts	Dec. 31, 2012 Still in Payment Default at Year End [Member] Contracts	Dec. 31, 2012 Commercial and industrial [Member] Contracts	Dec. 31, 2011 Commercial and industrial [Member] Contracts	Dec. 31, 2012 Commercial tax-exempt [Member] Contracts	Dec. 31, 2011 Commercial tax-exempt [Member] Contracts	Dec. 31, 2012 Owner occupied real estate [Member] Contracts	Dec. 31, 2011 Owner occupied real estate [Member] Contracts	Dec. 31, 2012 Commercial construction and land development [Member] Contracts	Dec. 31, 2011 Commercial construction and land development [Member] Contracts	Dec. 31, 2012 Commercial real estate [Member] Contracts	Dec. 31, 2011 Commercial real estate [Member] Contracts	Dec. 31, 2012 Residential [Member] Contracts	Dec. 31, 2011 Residential [Member] Contracts	Dec. 31, 2012 Consumer [Member] Contracts	Dec. 31, 2011 Consumer [Member] Contracts	Dec. 31, 2012 Less Than 30 Days Past Due [Member] Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	16	20	13	3	4	0	0	0	0	6	11	1	2	2	3	4	0	7
Recorded Investment	$ 10,702	$ 16,057	$ 6,100	$ 3,901	$ 5,531	$ 0	$ 0	$ 0	$ 0	$ 6,169	$ 9,162	$ 66	$ 747	$ 258	$ 617	$ 308	$ 0	$ 1,300
TDR contracts in payment default, period																		30 days